Property and Equipment Net (Details 2)	Dec. 31, 2012 Minibar
Summary of number of minibars owned by HOMI and rented to subsidiaries
Number of minibars	5,712
HOMI U.S.A. [Member]
Summary of number of minibars owned by HOMI and rented to subsidiaries
Number of minibars	1,620
HOMI Israel [Member]
Summary of number of minibars owned by HOMI and rented to subsidiaries
Number of minibars	2,593
Europe [Member]
Summary of number of minibars owned by HOMI and rented to subsidiaries
Number of minibars	1,499